Basis of Presentation and General Information - Major Charterers (Table) (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Entity Wide Revenue Major Customer [Line Items]
Percentage of charter revenue	11.60%	47.00%	75.60%
Intermare Transport GmbH
Entity Wide Revenue Major Customer [Line Items]
Percentage of charter revenue	0.00%	13.40%	24.10%
Morgan Stanley Capital Group Inc.
Entity Wide Revenue Major Customer [Line Items]
Percentage of charter revenue	0.00%	0.00%	15.70%
Mansel Ltd.
Entity Wide Revenue Major Customer [Line Items]
Percentage of charter revenue	0.00%	0.00%	16.60%
Cargill International S.A.
Entity Wide Revenue Major Customer [Line Items]
Percentage of charter revenue	11.60%	33.60%	19.20%